Emoluments of Directors and Supervisors - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥) Employee	Dec. 31, 2017 CNY (¥) Employee	Dec. 31, 2016 CNY (¥) Employee
Disclosure of transactions between related parties [Line Items]
Number of highest paid employees | Employee	5	5	5
Salaries, allowances and other benefits	¥ 13,385,000	¥ 11,779,000	¥ 12,549,000
Contribution to retirement benefit scheme	1,781,000	1,645,000	1,712,000
Severance payment	¥ 0	¥ 0	¥ 0
Supervisors [member]
Disclosure of transactions between related parties [Line Items]
Number of highest paid employees | Employee	1	2	2
Salaries, allowances and other benefits	¥ 3,177,000
Contribution to retirement benefit scheme	¥ 343,000
Senior management [member]
Disclosure of transactions between related parties [Line Items]
Number of highest paid employees | Employee	4	3	3
Senior management one [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	¥ 912,000	¥ 823,000	¥ 783,000
Contribution to retirement benefit scheme	148,000	127,000	122,000
Senior management two [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	899,000	823,000	783,000
Contribution to retirement benefit scheme	148,000	127,000	122,000
Senior management third [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	866,000	732,000	775,000
Contribution to retirement benefit scheme	148,000	¥ 127,000	¥ 108,000
Senior management four [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	847,000
Contribution to retirement benefit scheme	¥ 148,000